Pension and other post-retirement benefits (Details 5)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plans - Switzerland
Weighted-average plan asset allocation (%)
Cash and cash equivalents (as a percent)	16.20%	16.80%
Debt securities (as a percent)	39.80%	40.00%
Equity securities (as a percent)	18.10%	15.80%
Real estate (as a percent)	11.30%	11.20%
Alternative investments (as a percent)	14.60%	16.20%
Insurance (as a percent)	0.00%	0.00%
Total (as a percent)	100.00%	100.00%
2012 (%)
Cash and cash equivalents (as a percent)	10.00%
Debt securities (as a percent)	40.00%
Equity securities (as a percent)	25.00%
Real estate (as a percent)	10.00%
Alternative investments (as a percent)	15.00%
Insurance (as a percent)	0.00%
Total (as a percent)	100.00%
Defined benefit pension plans - International
Weighted-average plan asset allocation (%)
Cash and cash equivalents (as a percent)	2.70%	7.40%
Debt securities (as a percent)	39.10%	39.10%
Equity securities (as a percent)	34.40%	47.40%
Real estate (as a percent)	3.20%	2.50%
Alternative investments (as a percent)	17.20%	0.00%
Insurance (as a percent)	3.40%	3.60%
Total (as a percent)	100.00%	100.00%
2012 (%)
Cash and cash equivalents (as a percent)	1.00%
Debt securities (as a percent)	56.00%
Equity securities (as a percent)	21.00%
Real estate (as a percent)	3.00%
Alternative investments (as a percent)	16.00%
Insurance (as a percent)	3.00%
Total (as a percent)	100.00%